UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-09749
Lifetime Achievement Fund, Inc.
(Exact name of Registrant as specified in Charter)
15858 West Dodge Road
Suite 310
Omaha, NE 68118
(Address of principal executive offices) (zip code)
Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE 68118
(Name and address of agent for service)
Registrant’s telephone number, including area code: (402) 330-1166
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940.
Semi – Annual Report
June 30, 2007
Lifetime Achievement Fund
LIFETIME ACHIEVEMENT FUND, INC.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
(402) 330-1166

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund, Inc.

Roland R. Manarin

Aron Huddleston
SHAREHOLDER LETTER

Dear Shareholders,

Fear about the economy, inflation, interest rates, housing, subprime mortgages, earnings, energy prices and valuations (the list could go on but you get the idea) rule the daily headlines in the media. Despite all of that negative TALK, the basic bull market trend in stocks has continued to plow its way higher.

Performance Review

During the six months ended June 30, 2007, Lifetime Achievement Fund gained 8.19% (excluding sales load). The S&P 500® Index rose 6.96% and the MSCI World Index was up 9.17% over the same period. International stocks continued to outperform so far this year as they have benefited from the trend of a weaker dollar. We feel that the dollar is oversold against the Euro and we expect to see the exchange rate move closer to purchasing power parity over time.

Portfolio Review

We made numerous portfolio changes during calendar year 2006 shifting the allocation more toward large capitalization stocks. This year, we have not made any significant changes. We feel that we are well positioned in the current market. So far in 2007, the Fund has benefited from its positions in small and mid capitalization value funds with the Pioneer Mid-Cap Value Fund and various Franklin Funds and its growth funds with the Alger Funds. The gold funds have been a weak spot in the portfolio this year. We have always viewed gold not as an investment, but a hedge against financial collapse. However, we have made quite a bit of money over the past few years in our gold funds.

Our Outlook

We have moved up pretty fast without a significant correction. We keep expecting one, but so does everyone else, so it hasn’t happened yet. If it does, we will take advantage by borrowing money. We are long-term bullish for the following reasons:

•	Record corporate earnings.

•	Record household net worth.

•	Near record cash on the sideline and on corporate balance sheets.

•	Active merger and acquisition market.

•	Strong corporate buybacks of their own stock.

•	Strong labor market with a 4.5% unemployment rate.

•	Strong money supply growth.

•	Strong global GDP growth.

•	Increased tax receipts.

•	Market looks undervalued with a P/E of about 15 and the long-term bond yielding around 5%, which implies a P/E of 20.

• Low inflation rate of 2.7%.

The bull market should continue until Washington screws it up. We will continue to invest for maximum total real return after taxes and inflation.

Peace and Goodwill,

Roland Manarin, President and Portfolio Manager

Aron Huddleston, Vice President and Assistant Portfolio Manager

The foregoing information reflects our analysis and opinions. The information is not a complete analysis of every aspect of any market, country, industry, security, or fund. Statements of fact are from sources considered reliable.

Portfolio composition will change due to ongoing management of the Fund. Specific securities and funds named in this letter may not currently be owned by the Fund, or the Fund’s position in these holdings may have changed.

Please consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain a prospectus by calling (888) 339-4230, or visiting
www.lifetimeachievementfund.com. The prospectus should be read carefully before investing. The Fund is distributed by Manarin Securities Corporation, a member of FINRA and SIPC.

Lifetime Achievement Fund, Inc.
EXPENSE EXAMPLE (Unaudited)

For the Six Months Ended June 30, 2007

As a shareholder of the Lifetime Achievement Fund, Inc. (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 EXPENSE EXAMPLE

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	January 1, 2007	June 30, 2007	1/1/07-6/30/07
Actual	$1,000.00	$1,081.90	$8.15
Hypothetical (5% return before expenses)	$1,000.00	$1,017.17	$7.89

* Expenses are equal to the Fund’s annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

PORTFOLIO HOLDINGS AS A PERCENTAGE OF INVESTMENTS
(Unaudited)

June 30, 2007

Please note that Lifetime Achievement Fund, Inc. has the NASDAQ symbol LFTAX.
Lifetime Achievement Fund, Inc.
PERFORMANCE SUMMARY (Unaudited)

As of June 30, 2007

 AVERAGE ANNUAL TOTAL RETURNS*

			Since Inception
	1 Year	5 Year	(July 5, 2000)
Lifetime Achievement Fund with 2.50% sales load	19.03	14.61	3.87
Lifetime Achievement Fund without 2.50% sales load	22.06	15.17	4.25
MSCI World Index	23.59	14.00	3.71
S&P 500® Index	20.59	10.70	2.17

Comparison of change in value of $10,000 invested in the Fund since inception and comparable indices
(includes 2.50% maximum sales load for the Fund)*

* The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns include the reinvestment of all Fund distributions. All charts and tables reflect past performance which is not predictive of future results.

The Morgan Stanley Capital International (“MSCI”) World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors.

Standard and Poor’s 500® Index is a market capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The indices do not reflect any deductions for fees, brokerage commissions, taxes or other expenses associated with investing in equity securities. In addition, the indices are unmanaged and an investor cannot invest directly in an index.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS

June 30, 2007

Name of Security	Shares	Value
Mutual Funds: 96.2%
Alger Capital Appreciation Portfolio - Class A*	987,874	$13,197,999
Alger Small Capitalization Portfolio - Class A*	1,392,748	10,139,205
Delaware Group Equity Value Fund - Class A	1,148,076	16,486,376
Franklin Balance Sheet Investment Fund - Class A	110,599	8,067,112
Franklin Gold and Precious Metals Fund - Class A	232,718	7,726,234
Franklin Large Cap Value Fund - Class A†	519,282	8,682,397
Franklin MicroCap Value Fund - Class A†	330,466	15,019,663
Franklin Mutual Discovery Fund - Class A†	422,022	14,327,657
Franklin Small Cap Value Fund - Class A	281,430	13,545,234
John Hancock Classic Value - Class A	527,303	15,492,172
OCM Gold Fund	215,361	3,852,808
Pioneer Mid-Cap Value Fund - Class A	504,337	12,976,588
Polaris Global Value Fund	587,407	12,494,145
Templeton Growth Fund - Class A†	507,608	13,923,681

Total Mutual Funds (Cost: $124,577,118)		165,931,271

Equity Securities: 5.3%
Information Technology: 0.4%
SoftBrands, Inc.*	371,575	772,876
Telecommunication Services: 4.9%
Level 3 Communications, Inc.*	1,429,725	8,356,743

Total Equity Securities (Cost: $8,224,538)		9,129,619

	Principal
Name of Security	Amount	Value
Short-Term Investments: 0.5%
UMB Bank, n.a. Money Market Fiduciary††	$900,324	$900,324

Total Short-Term Investments (Cost: $900,324)		900,324

Total Investments: 102.0% (Cost: $133,701,980)		175,961,214

Liabilities, Less Other Assets: (2.0)%		(3,475,733)

Net Assets: 100.0%		$172,485,481

Footnotes:

*	Non-income producing security.

†	As of June 30, 2007, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $36,821,694 as of June 30, 2007. See Note 6 to the financial statements.

††	The short-term investments earn interest at variable rates. At June 30, 2007, the interest rate was 3.72%.

6          The accompanying notes are an integral part of the financial statements.

Lifetime Achievement Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

June 30, 2007

Assets
Investments at value (cost $133,701,980)	$175,961,214
Receivable for Fund shares sold	261
Interest and dividends receivable	2,544
Other assets	15,797

Total assets	175,979,816

Liabilities
Loan payable	3,000,000
Payable for Fund shares redeemed	18,837
Distribution fees payable	105,443
Management fee payable	214,949
Interest payable	56,986
Other accrued expenses	98,120

Total liabilities	3,494,335

Net assets	$172,485,481

Net assets consist of:
Paid-in-capital	$130,726,075
Undistributed net investment loss	(1,231,888)
Undistributed net realized gain on investments	732,060
Net unrealized appreciation on investments	42,259,234

Net assets	$172,485,481

Capital stock, $.001 par value:
Authorized	1,000,000,000
Issued and outstanding	6,905,253

Net asset value and redemption price per share (net assets/shares outstanding)	$24.98

Maximum offering price per share (net asset value, plus 2.56% of net asset value or 2.50% of offering price)	$25.62

The accompanying notes are an integral part of the financial statements.           7

Lifetime Achievement Fund, Inc.
STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007

Investment income
Dividends from mutual funds	$10,327
Interest	19,723

Total investment income	30,050

Expenses
Management fees	599,584
Interest expense	228,063
Distribution fees	200,124
Administrative and fund accounting fees	71,950
Professional fees	62,329
Transfer agent fees and expenses	45,677
Reports to shareholders	22,133
Custody fees	13,092
Federal and state registration fees	8,351
Directors’ fees	6,104
Miscellaneous expenses	4,531

Total expenses	1,261,938

Net investment loss	(1,231,888)
Net realized and unrealized gain (loss) on investments
Capital gain distributions from mutual funds	6,492
Net realized gain on investments	4,869
Change in unrealized appreciation/depreciation on investments	13,700,275

Net increase in net assets resulting from operations	$12,479,748

8          The accompanying notes are an integral part of the financial statements.

Lifetime Achievement Fund, Inc.
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	June 30,
	2007	Year Ended
	(Unaudited)	December 31, 2006

Increase in net assets from operations
Net investment loss	$(1,231,888)	$(684,286)
Capital gain distributions from mutual funds	6,492	5,933,426
Net realized gain/loss on investments	4,869	88,387
Change in unrealized appreciation/depreciation on investments	13,700,275	19,968,929

Net increase in net assets resulting from operations	12,479,748	25,306,456

Distributions
From capital gains	—	(5,235,715)

Capital share transactions
Proceeds from sale of shares	15,539,644	31,182,150
Proceeds from reinvestment of dividends	—	5,148,068
Redemption of shares	(2,934,383)	(6,505,808)
Redemption fees	477	315

Net increase from capital share transactions	12,605,738	29,824,725

Total increase in net assets	25,085,486	49,895,466
Net assets
Beginning of period	147,399,995	97,504,529

End of period	$172,485,481	$147,399,995

Transactions in shares
Shares sold	643,539	1,451,887
Proceeds from the reinvestment of dividends	—	222,957
Shares redeemed	(121,581)	(304,570)
Reverse stock split	—	(5,013,022)*

Net increase/decrease	521,958	(3,642,748)

*	The Fund had a 1-2 stock split with ex and payable dates of January 3, 2006. See Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.           9

Lifetime Achievement Fund, Inc.
FINANCIAL HIGHLIGHTS

	For the
	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003		2002

Selected per share data
Net asset value, beginning of period	$23.09		$9.73		$8.78		$8.03		$5.97		$6.55

Income from investment operations
Net investment loss(a)	(0.18)		(0.11)		(0.04)		(0.06)		(0.05)(b)		(0.05)
Increase from reverse stock split(c)	—		9.73		—		—		—		—
Net realized and unrealized gain/loss on investments	2.07		4.59		0.99		0.81		2.11		(0.53)

Total from investment operations	1.89		14.21		0.95		0.75		2.06		(0.58)

Less distributions from realized gains	—		(0.85)		—		—		—		—
Redemption fees(d)	—	(e)	—	(e)	—		—		—		—

Net asset value, end of period	$24.98		$23.09		$9.73		$8.78		$8.03		$5.97

Total return(f)	8.19	%(n)	23.03%		10.82%		9.34%		34.51%		(8.85)%
Ratios and supplemental data
Net assets, end of period (in thousands)	$172,485		$147,399		$97,580		$76,025		$66,032		$46,548
Ratio of expenses to average net assets
With expense reimbursement and service fee	1.58	%(g,m)	1.80	%(h)	1.77	%(i)	1.59	%(j)	1.76	%(k)	1.51	%(l)
Without expense reimbursement and service fee	1.58	%(g,m)	1.80	%(h)	1.77	%(i)	1.59	%(j)	1.86%		1.51	%(l)
Ratio of net investment loss to average net assets	(1.54)%		(0.57)%		(0.52)%		(0.82)%		(0.73)	%(b)	(0.75)%
Portfolio turnover rate	0	%(n)	26%		28%		2%		3%		35%

(a)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of investee funds. The expenses of the investee funds are excluded from the Fund’s expense ratio.

(b)	Net investment loss is net of expenses reimbursed by the Manager.

(c)	The Fund had a 1-2 reverse stock split with ex and payable dates of January 3, 2006. See Notes to the Financial Statements.

(d)	See Notes to Financial Statements.

(e)	Less than $.01 per share.

(f)	Total return represents aggregate total return and does not reflect a sales charge.

(g)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.29%.

(h)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.39%.

(i)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.43%.

(j)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.46%.

(k)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.50%.

(l)	The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.47%.

(m)	Annualized.

(n)	Not annualized.

10          The accompanying notes are an integral part of the financial statements.

Lifetime Achievement Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

June 30, 2007

Lifetime Achievement Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in mutual funds (“Other Funds”).

Shares of common stock of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

1. Summary of Significant Accounting Policies

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of financial statements includes the use of management estimates. Actual results could differ from those estimates.

Security Valuation — Investments in mutual funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in securities traded on a national securities exchange are valued at the last sales price on that exchange. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean of the last quoted bid and asked prices. Securities for which quotations are not readily available are valued at fair value as determined by Manarin Investment Counsel, Ltd. (the “Manager”), under the direction of the Board of Directors.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

Cash — The Fund classifies as cash amounts on deposit with the Fund’s custodian. These amounts earn interest at variable interest rates. At June 30, 2007, the interest rate was 3.72%.

Federal Income Taxes — The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

The Fund utilized $24,142 of its capital loss carry forward during the year ended December 31, 2006.

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

As of June 30, 2007, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$133,058,951

Gross Unrealized Appreciation	$45,271,009
Gross Unrealized (Depreciation)	(2,368,746)

Net Unrealized Appreciation on Investments	$42,902,263

As of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$77,670
Undistributed Long-Term Capital Gains	—

Accumulated Earnings	77,670
Accumulated Capital and Other Losses	—
Unrealized Appreciation	29,201,988

Total Accumulated Earnings (Deficit)	$29,279,658

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006	2005

Distribution paid from:
Ordinary income	$1,578,582	$—
Long-term capital gains	3,567,133	—

Total Distributions	$5,145,715	$—

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.

2. Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Lifetime Achievement Fund, Inc.
NOTES TO FINANCIAL STATEMENTS — (continued)
(Unaudited)

June 30, 2007

3. Related Party

The Manager is the investment adviser of the Fund. For its services, the Manager receives a fee at an annual rate of 0.75% of the Fund’s average daily net assets. The Manager voluntarily agreed to limit the Fund’s total operating expenses, exclusive of interest expense and cost of Fund borrowings, to an annual rate of 1.50% for the fiscal period ending June 30, 2007. The Manager may terminate the expense limit at any time. For the period ended June 30, 2007, the Manager made no reimbursements to the Fund.

The Fund paid $7,000 to unaffiliated directors during the period ended June 30, 2007. No compensation is paid to any director or officer who is affiliated with the Manager.

4. Purchases and Sales of Securities

The Fund’s cost of purchases and proceeds from sales of investment companies and securities, other than short-term securities, were $7,328,655 and $0, respectively, for the period ended June 30, 2007.

5. Distribution Plan

A distribution plan was adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay Manarin Securities Corporation, the Fund’s principal distributor (the “Distributor”), a fee not to exceed 0.25% of the average daily net assets of the Fund on an annual basis. For the period ended June 30, 2007, payments totaling $133,349 have been made to the Distributor, an affiliate of the Manager, under the distribution plan.

6. Loan and Pledge Agreement

On February 12, 2002, the Fund entered into a Loan and Pledge Agreement (the “Loan Agreement”) with Custodial Trust Company, a subsidiary of Bear Stearns Securities Corp. The Fund is permitted to borrow up to the lesser of 30% of the Fund’s total assets, or the maximum amount permitted subject to the Fund’s investment limitations. Amounts borrowed under the Loan Agreement are invested by the Fund, consistent with its investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. All loans are fully collateralized throughout the term of the loan with securities or other assets of the Fund that have an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for outstanding loans are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at the 30-day LIBOR rate plus 1.25%. For the period ended June 30, 2007, borrowings under the Loan Agreement were as follows:

Maximum
Amount
Weighted	Weighted			Borrowed
Average	Average	Number	Interest	During
Interest	Loan	of Days	Expense	the
Rate	Balance	Outstanding	Incurred	Period

6.75%	$6,813,033	181	$228,063	$7,706,000

7. Securities Lending

On July 29, 2002, the Fund entered into a Master Securities Loan Agreement (the “Securities Lending Agreement”) with Bear Stearns Securities Corp. (the “Lending Agent”). The Fund may loan designated securities to the Lending Agent, for which the Fund receives collateral in the form of cash and liquid securities that is maintained at not less than 102% of the value of the securities on loan daily. The Fund may invest the collateral at its discretion, subject to the Fund’s normal investment objectives and restrictions.

Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loaned will be fully collateralized at all times, the Fund may experience delays in, or may be prevented from, recovering the collateral. During the period that the Fund seeks to enforce its rights against the borrower, the collateral and securities loaned remain subject to fluctuation in market value.

At June 30, 2007, the Fund had no securities on loan. For the period ended June 30, 2007, the Fund had no lending income.

8. Reverse Stock Split

The Fund had a 1 for 2 reverse stock split with ex and payable dates of January 3, 2006, to shareholders of record as of December 31, 2005. This resulted in a decrease in shares outstanding from 10,026,043 to 5,013,022, and an increase in net asset value from $9.73 to $19.46.

9. Redemption Fee

For shares purchased on or after September 8, 2006, a 2.00% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares held 90 days or less from their purchase date. Redemption fees are recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. For the period ended June 30, 2007, the Fund received $477 in redemption fees.

Approval of Investment Advisory Agreement
(Unaudited)

The Board of Directors of the Fund met on February 23, 2007 to consider the annual renewal of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Manarin Investment Counsel, Ltd. (the “Adviser”). In approving the continuation of the Advisory Agreement, the Directors considered the following factors and made the following conclusions:

1. Nature, Extent, and Quality of Services Provided.

The Board considered the nature, extent, and quality of services provided by the Adviser, including investment research, portfolio management, supervision of Fund operations and compliance, recordkeeping, reporting to the Board as requested and regulatory matters. The Board concluded that the services provided were high quality in nature.

2. Investment Performance of the Fund and Adviser.

The Board reviewed overall investment performance information relating to the Fund and the Adviser. The Board noted the Fund’s strong performance when compared to its benchmarks over the last five years, and attributed such performance to the high quality services provided by the Adviser.

3. Costs of Services and Profits to be Realized by the Adviser.

The Board considered the Fund’s management fee and total expense ratio relative to industry averages for comparable funds of funds, including both proprietary and non-proprietary funds of funds. The Board noted that the Fund pays the Adviser an investment advisory fee of 0.75% of the Fund’s average daily net assets and that this fee is recorded as revenue on the Adviser’s income statement. The Board also noted that the investment advisory fee and total expense ratio tend to be lower for proprietary funds in the comparison, thus lowering the averages and making comparisons difficult. The Board determined that the advisory fee and total expense ratio were well within the range of fees charged by comparable funds. The Board also noted that the Adviser has agreed to waive expenses, other than the Adviser’s fee, 12b-1 fees, and loan interest, to the extent they exceed 0.50% of the Fund’s average daily net assets. In addition, the Board reviewed profitability information relating to the Adviser. In light of the foregoing, the Board concluded that the management fee and total expense ratio were reasonable.

4. Extent of Economies of Scale as the Fund Grows.

The Board noted that comparable funds of funds have greater economies of scale than the Fund, usually in the form of breakpoints with regard to the management fee. It was noted that the Fund has no breakpoints because the Fund has a relatively small net asset base, making it difficult for the Adviser to offer such breakpoints. The Board also noted that the Adviser’s voluntary waiver of certain Fund expenses is a benefit to the Fund’s investors (although the waiver was not necessary in 2006). After reviewing the Fund’s fee structure, the Board concluded that at this point in time, the Fund’s fees are reasonable.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Finally, the information on the Fund’s Form N-Q is available, upon request, by calling the Fund at 402-330-1166 or at its toll-free number 1-800-397-1167.

Proxy Voting Policies

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request, by calling the Fund’s toll-free number at 1-800-397-1167. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for each 12 month period ending June 30 is filed with the SEC on Form N-PX. Such information, when filed, is available without charge, upon request, by calling the Fund’s toll-free number at 1-800-397-1167 and such information is also available on the SEC’s website at http://www.sec.gov.

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BOARD OF DIRECTORS
David C. Coker;   Roland R. Manarin;   Dr. Mark H. Taylor;
Dr. Bodo Treu;    Jerry Vincentini
OFFICERS
Roland R. Manarin, Chairman, President
Aron Huddleston, Vice President and Treasurer
Deborah Koch, Secretary and Chief Compliance Officer
LEGAL COUNSEL
Godfrey & Kahn, S.C.
Milwaukee, Wisconsin
CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
175 West Jackson Boulevard
Chicago, Illinois 60614
DISTRIBUTOR
Manarin Securities Corporation
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
INVESTMENT MANAGER
Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
402-330-1166

Item 2. Code of Ethics.
Not applicable to semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

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Item 11. Controls and Procedures.
(a)	The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semi-annual reports.
(2)	Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.
(b)	Certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are furnished herewith.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

/s/ Roland R. Manarin
Roland R. Manarin, President
(Principal Executive Officer)
August 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Roland R. Manarin
Roland R. Manarin, President
(Principal Executive Officer)
August 30, 2007

/s/ Aron D. Huddleston
Aron D. Huddleston, Vice President and Treasurer
(Principal Financial Officer)
August 30, 2007

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